LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fiscal year ending December 31,
2017	¥ 388,701
2018	324,473
2019	385,388
2020	359,179
2021	412,457
Thereafter	28,179
Long-term borrowings	¥ 1,898,377	¥ 1,053,482